Stockholders' Deficit (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2008	Dec. 31, 2015	Dec. 31, 2014
Stockholders Equity Note Disclosure [Line Items]
Common stock, shares authorized		75,000,000	75,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001
Prior to the Reverse Merger [Member]
Stockholders Equity Note Disclosure [Line Items]
Common shares issued to founders for cash (in shares)	4,473,686
Common shares issued to founders for cash	$ 53,000
Prior to the Reverse Merger [Member] | Minimum [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock, par value (in dollars per share)	$ 0.01
Prior to the Reverse Merger [Member] | Maximum [Member]
Stockholders Equity Note Disclosure [Line Items]
Common stock, par value (in dollars per share)	$ 0.02